Commitments and Contingent Liabilities - Aggregate minimum commitments under non-cancelable operating leases (Details)	Jul. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 41,750
2016	39,317
2017	41,501
2018	41,938
2019 and thereafter	53,122
Total Minimum Lease Payments	$ 217,628